UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scion Capital, LLC
Address: 20400 Stevens Creek Blvd, Suite 840
         Cupertino, CA  95014

13F File Number:  28-11229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael J. Burry
Title:     Managing Member
Phone:     408-441-8400

Signature, Place, and Date of Signing:

       /s/  Michael J. Burry     Cupertino, CA     January 15, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     4

Form13F Information Table Value Total:     $26,313 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CATALYTICA ENERGY SYS INC      COM              148884109     1035   500000 SH       SOLE                   500000        0        0
EBAY INC                       COM              278642103     1983   150200 SH  Call SOLE                   150200        0        0
MOTOROLA INC                   COM              620076109    12336   600000 SH       SOLE                   600000        0        0
OVERSTOCK COM INC DEL          COM              690370101    10959   693602 SH       SOLE                   693602        0        0